RELATED PARTIES - Compensation of key management personnel (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of related parties [abstract]
Salaries	$ 34,852	$ 34,250	$ 34,274
Short term benefits for employees	17,686	14,761	14,257
Long term benefits for employees		425	587
Fee	1,917	1,871	1,239
Total	$ 54,455	$ 51,307	$ 50,357